Financial assets measured at fair value through OCI (Tables)	12 Months Ended
Dec. 31, 2019
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 14 Financial assets measured at fair value through other comprehensive income

USD million	31.12.19	31.12.18
Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	6,162	6,463
of which: USA	5,814	6,101
Banks	178	149
Corporates and other	4	54
Total financial assets measured at fair value through other comprehensive income	6,345	6,667
Unrealized gains – before tax	41	4
Unrealized (losses) – before tax	(25)	(146)
Net unrealized gains / (losses) – before tax	16	(143)
Net unrealized gains / (losses) – after tax	15	(104)
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement.

UBS AG
Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Financial Assets Measured At Fair Value Through Other Comprehensive Income Explanatory

Note 14 Financial assets measured at fair value through other comprehensive income

USD million	31.12.19	31.12.18
Financial assets measured at fair value through other comprehensive income[1]
Debt instruments
Government and government agencies	6,162	6,463
of which: USA	5,814	6,101
Banks	178	149
Corporates and other	4	54
Total financial assets measured at fair value through other comprehensive income	6,345	6,667
Unrealized gains – before tax	41	4
Unrealized (losses) – before tax	(25)	(146)
Net unrealized gains / (losses) – before tax	16	(143)
Net unrealized gains / (losses) – after tax	15	(104)
1 Refer to Note 24c for more information on product type and fair value hierarchy categorization. Refer also to Note 10 and Note 23 for more information on expected credit loss measurement.